Trade accounts receivable (Details) - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Trade accounts receivable [Abstract]
Trade accounts receivable - billed		R$ 856,094	R$ 797,878
Trade accounts receivable - pending billing		140,206	168,949
Trade accounts receivable - billed and pending billing		996,300	966,827
Carbon credits	[1]	5,072	2,998
Trade accounts receivable		1,001,372	969,825
Adjustment to present value	[2]	(40,850)	(34,472)
Allowance for doubtful accounts		(161,255) [3]	(157,247) [3]	R$ (146,588)	R$ (155,341)
Total		799,267	778,106
Current		640,683	669,237
Non-current		R$ 158,584	R$ 108,869
Discount rate		8.50%	8.40%

[1]	Refers to the Clean Development Mechanism (MDL), whereby the biogas generated in a landfill, is burnt and entitles the Company with carbon credits. The Company entered into an agreement on June 17, 2015 with the Nordic Environment Finance Corporation.
[2]	The adjustment of long-term receivables to present value was calculated using a discount rate of 8.50% p.a. at June 30, 2018 (8.40% p.a. at December 31, 2017).
[3]	The Company applied the simplified approach and record lifetime expected losses on all its accounts receivable from customers. The Company carried out a historical study of the behavior of the portfolio, creating a risk matrix by age range.